ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of December 31,
	2020	2021
	US$	US$
Professional service fees	3,459,430	935,434
Payroll and related liabilities	2,390,025	3,229,794
Utility and maintenance	459	8,685
Other taxes and surcharge	63,919	62,270
Others	145,664	143,060
	6,059,497	4,379,243